Financial Risk Management - Schedule of Financial Assets and Liabilities That Were Denominated in Foreign Currencies (Details) (20-F)	Jun. 30, 2019 AUD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CHF (SFr)	Jun. 30, 2019 EUR (€)	Jun. 30, 2018 AUD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 CHF (SFr)	Jun. 30, 2018 EUR (€)
Statement Line Items [Line Items]
Financial assets	$ 3,003,963				$ 5,791,923
Financial liabilities	1,005,308				945,130
USD [Member]
Statement Line Items [Line Items]
Financial assets		$ 203,723				$ 2,157,796
Financial liabilities		117,992				116,063
EUR [Member]
Statement Line Items [Line Items]
Financial assets | €				€ 27,052				€ 28,952
Financial liabilities | €				1,900
CHF [Member]
Statement Line Items [Line Items]
Financial assets | SFr
Financial liabilities | SFr
Cash at Bank / on Hand [Member]
Statement Line Items [Line Items]
Financial assets	2,131,741				5,487,035
Cash at Bank / on Hand [Member] | USD [Member]
Statement Line Items [Line Items]
Financial assets		201,737				2,154,291
Cash at Bank / on Hand [Member] | EUR [Member]
Statement Line Items [Line Items]
Financial assets | €				27,052				28,952
Cash at Bank / on Hand [Member] | CHF [Member]
Statement Line Items [Line Items]
Financial assets | SFr
Bonds and Deposits [Member] | USD [Member]
Statement Line Items [Line Items]
Financial assets		1,986				3,505
Bonds and Deposits [Member] | EUR [Member]
Statement Line Items [Line Items]
Financial assets | €
Bonds and Deposits [Member] | CHF [Member]
Statement Line Items [Line Items]
Financial assets | SFr
Trade and Other Payables [Member]
Statement Line Items [Line Items]
Financial liabilities	$ 1,005,308				$ 945,130
Trade and Other Payables [Member] | USD [Member]
Statement Line Items [Line Items]
Financial liabilities		$ 117,992				$ 116,063
Trade and Other Payables [Member] | EUR [Member]
Statement Line Items [Line Items]
Financial liabilities | €				€ 1,900
Trade and Other Payables [Member] | CHF [Member]
Statement Line Items [Line Items]
Financial liabilities | SFr